APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS	NOTE 32 – APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS The Consolidated Financial Statements were approved by the Board of Directors on February 19, 2020. Martín Migoya President